Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 103.3%
Security	Shares	Value
Aerospace & Defense — 1.6%
Safran S.A.	44,002	$ 6,327,290
		$ 6,327,290
Air Freight & Logistics — 1.5%
GXO Logistics, Inc.(1)	119,968	$ 6,277,926
		$ 6,277,926
Automobiles — 1.0%
Stellantis NV	141,696	$ 2,227,601
Tesla, Inc.(1)	10,811	1,872,682
		$ 4,100,283
Banks — 7.0%
Banco Santander S.A.	1,696,557	$ 5,929,364
Citigroup, Inc.	76,535	3,996,657
HDFC Bank, Ltd.	216,098	4,258,612
HSBC Holdings PLC	694,339	5,116,130
M&T Bank Corp.(2)	18,143	2,830,308
Toronto-Dominion Bank (The)	38,445	2,659,988
U.S. Bancorp(2)	72,879	3,629,374
		$ 28,420,433
Beverages — 3.5%
Coca-Cola Co. (The)(2)	148,232	$ 9,089,586
Diageo PLC	117,321	5,129,987
		$ 14,219,573
Biotechnology — 1.4%
CSL, Ltd.	25,975	$ 5,484,632
		$ 5,484,632
Building Products — 1.4%
Assa Abloy AB, Class B	140,701	$ 3,314,388
Daikin Industries, Ltd.	13,531	2,350,261
		$ 5,664,649
Capital Markets — 2.2%
London Stock Exchange Group PLC	25,852	$ 2,366,618
State Street Corp.	40,090	3,661,420
Stifel Financial Corp.	42,257	2,848,544
		$ 8,876,582
Security	Shares	Value
Chemicals — 0.0%(3)
Sika AG	410	$ 116,500
		$ 116,500
Electric Utilities — 4.0%
Enel SpA	1,091,665	$ 6,427,855
Iberdrola S.A.	435,961	5,114,592
NextEra Energy, Inc.(2)	60,592	4,521,981
		$ 16,064,428
Electrical Equipment — 2.5%
AMETEK, Inc.(2)	38,319	$ 5,553,189
Schneider Electric SE	27,339	4,434,811
		$ 9,988,000
Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.(2)	30,588	$ 5,996,166
Halma PLC	125,209	3,333,568
Keyence Corp.	5,389	2,480,927
Keysight Technologies, Inc.(1)(2)	14,923	2,676,440
TE Connectivity, Ltd.	32,315	4,108,852
		$ 18,595,953
Entertainment — 2.3%
Walt Disney Co. (The)(1)	84,755	$ 9,195,070
		$ 9,195,070
Equity Real Estate Investment Trusts (REITs) — 1.0%
Healthpeak Properties, Inc.	148,258	$ 4,074,130
		$ 4,074,130
Food Products — 4.1%
Mondelez International, Inc., Class A	103,146	$ 6,749,874
Nestle S.A.	82,141	10,021,945
		$ 16,771,819
Gas Utilities — 0.8%
Snam SpA	631,348	$ 3,215,790
		$ 3,215,790
Health Care Equipment & Supplies — 4.8%
Alcon, Inc.	42,193	$ 3,183,821
Boston Scientific Corp.(1)(2)	133,518	6,175,207
Intuitive Surgical, Inc.(1)(2)	19,190	4,714,791

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Siemens Healthineers AG(4)	60,940	$ 3,268,131
Straumann Holding AG	17,319	2,267,698
		$ 19,609,648
Hotels, Restaurants & Leisure — 2.7%
Compass Group PLC	327,361	$ 7,820,001
InterContinental Hotels Group PLC	45,188	3,137,111
		$ 10,957,112
Industrial Conglomerates — 1.5%
Siemens AG	38,296	$ 5,982,037
		$ 5,982,037
Insurance — 4.4%
AIA Group, Ltd.	331,960	$ 3,753,686
Allstate Corp. (The)	18,420	2,366,417
Assurant, Inc.	21,529	2,854,530
Aviva PLC	438,303	2,462,428
AXA S.A.	100,362	3,131,196
RenaissanceRe Holdings, Ltd.	16,243	3,178,593
		$ 17,746,850
Interactive Media & Services — 3.0%
Alphabet, Inc., Class C(1)(2)	122,019	$ 12,186,038
		$ 12,186,038
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)(2)	89,272	$ 9,206,621
		$ 9,206,621
IT Services — 3.2%
Amadeus IT Group S.A.(1)	57,408	$ 3,616,931
Fidelity National Information Services, Inc.(2)	56,162	4,214,397
Visa, Inc., Class A	22,096	5,086,720
		$ 12,918,048
Leisure Products — 0.9%
Yamaha Corp.	96,572	$ 3,755,112
		$ 3,755,112
Life Sciences Tools & Services — 1.2%
Danaher Corp.	18,160	$ 4,801,141
		$ 4,801,141
Security	Shares	Value
Machinery — 1.5%
Ingersoll Rand, Inc.	73,397	$ 4,110,232
Kone Oyj, Class B	37,103	2,018,440
		$ 6,128,672
Metals & Mining — 1.9%
Anglo American PLC	100,682	$ 4,342,453
Rio Tinto, Ltd.	38,764	3,478,575
		$ 7,821,028
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	38,724	$ 5,815,570
		$ 5,815,570
Multi-Utilities — 0.5%
CMS Energy Corp.	31,669	$ 2,001,164
		$ 2,001,164
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	75,456	$ 9,195,823
EOG Resources, Inc.(2)	57,957	7,664,813
		$ 16,860,636
Personal Products — 0.5%
Kose Corp.	18,443	$ 2,034,869
		$ 2,034,869
Pharmaceuticals — 8.4%
AstraZeneca PLC	34,122	$ 4,470,407
Eli Lilly & Co.(2)	11,530	3,968,050
Novo Nordisk A/S, Class B	49,982	6,916,997
Roche Holding AG PC	21,329	6,658,282
Sanofi	71,386	6,990,433
Zoetis, Inc.	30,965	5,124,398
		$ 34,128,567
Professional Services — 3.4%
Recruit Holdings Co., Ltd.	132,267	$ 4,253,741
RELX PLC	153,899	4,572,170
SGS S.A.	851	2,068,242
Verisk Analytics, Inc.	16,934	3,078,432
		$ 13,972,585
Semiconductors & Semiconductor Equipment — 5.0%
ASML Holding NV	10,340	$ 6,841,437
Infineon Technologies AG	120,541	4,340,736

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	69,446	$ 4,187,594
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,098	4,831,047
		$ 20,200,814
Software — 6.5%
Adobe, Inc.(1)(2)	12,902	$ 4,778,127
Intuit, Inc.	11,305	4,778,284
Microsoft Corp.	67,998	16,850,584
		$ 26,406,995
Specialty Retail — 1.3%
TJX Cos., Inc. (The)	66,690	$ 5,459,243
		$ 5,459,243
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.(2)	73,261	$ 10,570,830
		$ 10,570,830
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	4,728	$ 4,127,429
		$ 4,127,429
Tobacco — 0.8%
Imperial Brands PLC	125,178	$ 3,140,243
		$ 3,140,243
Trading Companies & Distributors — 1.4%
Ashtead Group PLC	42,982	$ 2,831,171
IMCD NV	19,155	3,036,677
		$ 5,867,848
Total Common Stocks (identified cost $329,107,748)		$ 419,092,158

Corporate Bonds — 15.9%
Security	Principal Amount (000's omitted)	Value
Banks — 10.1%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(6)	$240	$ 242,240
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	1,480	1,426,121
7.625% to 1/10/28(4)(5)(6)	380	376,348
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(6)	$50	$ 43,634
Series AA, 6.10% to 3/17/25(5)(6)	1,445	1,449,191
Series TT, 6.125% to 4/27/27(5)(6)	1,682	1,687,887
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(6)	1,300	1,385,111
Barclays PLC:
6.125% to 12/15/25(5)(6)	997	953,371
7.75% to 9/15/23(5)(6)	2,105	2,094,412
8.00% to 3/15/29(5)(6)	450	452,993
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(6)	1,400	1,301,100
BNP Paribas S.A.:
4.625% to 2/25/31(4)(5)(6)	462	379,075
7.75% to 8/16/29(4)(5)(6)	1,475	1,530,313
Citigroup, Inc., Series W, 4.00% to 12/10/25(5)(6)	3,077	2,854,352
Credit Suisse Group AG:
5.25% to 2/11/27(4)(5)(6)	461	346,903
9.75% to 6/23/27(4)(5)(6)	2,171	2,111,297
HSBC Holdings PLC, 4.60% to 12/17/30(5)(6)	1,735	1,475,184
ING Groep NV, 6.50% to 4/16/25(5)(6)	934	914,185
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)	2,204	2,013,905
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	2,447	2,432,122
Natwest Group PLC:
4.60% to 6/28/31(5)(6)	371	285,206
8.00% to 8/10/25(5)(6)	1,880	1,903,415
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(5)(6)	925	927,590
Societe Generale S.A.:
5.375% to 11/18/30(4)(5)(6)	1,201	1,035,778
9.375% to 11/22/27(4)(5)(6)	238	256,148
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)	2,304	1,976,314
SVB Financial Group, Series C, 4.00% to 5/15/26(5)(6)	2,007	1,609,350
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	875	930,781
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	333	324,341
UBS Group AG, 6.875% to 8/7/25(5)(6)(7)	1,506	1,498,959
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(6)	1,385	1,348,037
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)	1,504	1,387,440
Zions Bancorp NA, 5.80% to 6/15/23(5)(6)	2,020	1,992,843
		$ 40,945,946
Capital Markets — 0.7%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$965	$ 925,667

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(5)(6)	$2,237	$ 2,063,968
		$ 2,989,635
Diversified Financial Services — 0.5%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(4)(5)(6)	$1,901	$ 1,675,256
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(5)(6)	373	332,242
		$ 2,007,498
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$700	$ 630,000
Edison International, Series B, 5.00% to 12/15/26(5)(6)	168	149,787
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	970	956,307
Southern California Edison Co., Series E, 8.639%, (3 mo. USD LIBOR + 4.199%)(5)(8)	720	714,600
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	990	944,292
		$ 3,394,986
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(4)(5)	$2,085	$ 1,972,744
		$ 1,972,744
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$1,039	$ 879,233
		$ 879,233
Insurance — 1.8%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(4)(6)	$1,375	$ 1,369,748
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(4)(6)	1,668	1,429,876
4.30%, 2/1/61(4)	2,075	1,355,127
Lincoln National Corp., 9.25% to 12/1/27(5)(6)	404	447,430
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(6)	546	510,087
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	2,316	2,287,050
		$ 7,399,318
Multi-Utilities — 0.3%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(6)	$1,009	$ 993,234
		$ 993,234
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$1,025	$ 968,955
		$ 968,955
Oil, Gas & Consumable Fuels — 0.5%
EnLink Midstream Partners, L.P., Series C, 8.879%, (3 mo. USD LIBOR + 4.11%)(5)(8)	$1,478	$ 1,243,700
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	1,757	1,757
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(5)(8)	1,020	933,300
		$ 2,178,757
Pipelines — 0.3%
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(5)(6)	$1,064	$ 1,004,150
		$ 1,004,150
Total Corporate Bonds (identified cost $68,475,330)		$ 64,734,456

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Equity Funds — 0.8%
Global X U.S. Preferred ETF	70,816	$ 1,531,042
iShares Preferred & Income Securities ETF	47,573	1,598,453
Total Exchange-Traded Funds (identified cost $3,292,511)		$ 3,129,495

Preferred Stocks — 5.7%
Security	Shares	Value
Banks — 1.3%
AgriBank FCB, 6.875% to 1/1/24(6)	16,581	$ 1,661,002
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	1,501	151,145
First Republic Bank:
Series M, 4.00%	65,618	1,199,497
Series N, 4.50%	17,645	350,253
JPMorgan Chase & Co.:
Series JJ, 4.55%	39,546	838,375
Series LL, 4.625%	31,200	670,488
Truist Financial Corp., 5.25%	14,434	349,014
Wells Fargo & Co., Series L, 7.50% (Convertible)	202	254,114
		$ 5,473,888

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 1.2%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,728,660
KKR Group Finance Co. IX, LLC, 4.625%	72,950	1,442,221
Stifel Financial Corp., Series D, 4.50%	88,925	1,710,028
		$ 4,880,909
Electric Utilities — 0.4%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	32,549	$ 727,470
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	14,476	290,968
SCE Trust V, Series K, 5.45% to 3/15/26(6)	27,041	601,121
SCE Trust VI, 5.00%	2,458	51,077
		$ 1,670,636
Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$ 1,238,854
		$ 1,238,854
Insurance — 0.6%
Allstate Corp. (The), Series H, 5.10%	15,177	$ 364,552
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	60,972	1,567,590
Arch Capital Group, Ltd., Series G, 4.55%	32,167	643,018
		$ 2,575,160
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(8)	114,848	$ 2,669,067
		$ 2,669,067
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(6)	44,000	$ 1,049,400
Series E, 7.60% to 5/15/24(6)	19,280	462,720
		$ 1,512,120
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	5,299	$ 96,654
Series A-1, 6.50%	52,225	1,053,900
Series A2, 6.375%	34,695	689,390
		$ 1,839,944
Security	Shares	Value
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	67,525	$ 1,252,589
		$ 1,252,589
Total Preferred Stocks (identified cost $25,022,407)		$ 23,113,167

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(9)	6,677,813	$ 6,677,813
Total Short-Term Investments (identified cost $6,677,813)		$ 6,677,813
Total Investments — 127.4%(10) (identified cost $432,575,809)		$ 516,747,089
Other Assets, Less Liabilities — (27.4)%		$(111,087,655)
Net Assets — 100.0%		$ 405,659,434
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2023 was $84,782,832 and the total market value of the collateral received by State Street Bank and Trust Company was $85,384,647, comprised of cash.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $24,539,408 or 6.0% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $1,498,959 or 0.4% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.4%	$306,949,530
United Kingdom	10.8	55,952,851
France	4.6	23,777,662
Spain	3.1	15,961,987
Japan	2.9	14,874,910
Germany	2.6	13,590,904
Switzerland	2.3	11,593,420
Italy	2.1	10,991,682
Netherlands	2.1	10,792,299
Denmark	1.3	6,916,997
Canada	1.3	6,811,420
Australia	1.2	6,007,865
Taiwan	0.9	4,831,047
South Africa	0.9	4,342,453
India	0.8	4,258,612
Hong Kong	0.7	3,753,686
Sweden	0.7	3,314,388
Bermuda	0.6	3,178,593
Mexico	0.5	2,771,424
Finland	0.4	2,018,440
Ireland	0.2	925,667
Brazil	0.0(1)	1,757
Exchange-Traded Funds	0.6	3,129,495
Total Investments	100.0%	$516,747,089
(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	15	Long	3/17/23	$ 3,067,500	$130,302
STOXX Europe 600 Utilities Index	(151)	Short	3/17/23	(2,767,830)	(12,427)
					$117,875
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,677,813, which represents 1.7% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,569,181	$15,602,363	$(18,493,731)	$ —	$ —	$6,677,813	$72,362	6,677,813
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 21,381,108	$ —	$ —	$ 21,381,108
Consumer Discretionary	22,354,116	21,067,254	—	43,421,370
Consumer Staples	15,839,460	20,327,044	—	36,166,504
Energy	16,860,636	—	—	16,860,636
Financials	28,025,831	27,018,034	—	55,043,865
Health Care	24,783,587	39,240,401	—	64,023,988
Industrials	19,019,779	41,189,228	—	60,209,007
Information Technology	68,079,041	20,613,599	—	88,692,640
Materials	—	7,937,528	—	7,937,528
Real Estate	4,074,130	—	—	4,074,130
Utilities	6,523,145	14,758,237	—	21,281,382
Total Common Stocks	$226,940,833	$192,151,325*	$ —	$419,092,158
Corporate Bonds	$ —	$ 64,734,456	$ —	$ 64,734,456
Exchange-Traded Funds	3,129,495	—	—	3,129,495

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Preferred Stocks:
Communication Services	$ 1,252,589	$ —	$ —	$ 1,252,589
Energy	4,181,187	—	—	4,181,187
Financials	11,117,810	1,812,147	—	12,929,957
Real Estate	3,078,798	—	—	3,078,798
Utilities	1,670,636	—	—	1,670,636
Total Preferred Stocks	$ 21,301,020	$ 1,812,147	$ —	$ 23,113,167
Short-Term Investments	$ 6,677,813	$ —	$ —	$ 6,677,813
Total Investments	$258,049,161	$258,697,928	$ —	$516,747,089
Futures Contracts	$ 130,302	$ —	$ —	$ 130,302
Total	$258,179,463	$258,697,928	$ —	$516,877,391
Liability Description
Futures Contracts	$ (12,427)	$ —	$ —	$ (12,427)
Total	$ (12,427)	$ —	$ —	$ (12,427)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.